Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans (Detail)	Dec. 31, 2019	Dec. 31, 2018
Chile
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	3.40%	4.70%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	8.02%	4.75%
Brazil
Disclosure Of Defined Benefit Plans [Line Items]
Expected rate of salary increases	5.04%
Turnover rate	5.63%	6.60%
Brazil | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	613.00%	7.90%
Expected rate of salary increases	5.04%
Turnover rate		6.60%
Brazil | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	738.00%	9.15%
Colombia
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used		6.80%
Expected rate of salary increases	4.90%	5.00%
Turnover rate	0.45%	0.46%
Colombia | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.81%
Turnover rate		0.46%
Colombia | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.85%
Argentina
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	49.42%
Expected rate of salary increases	42.30%
Turnover rate	9.36%	1.40%
Argentina | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used		34.70%
Expected rate of salary increases	42.30%	28.30%
Turnover rate		1.40%
Argentina | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used		34.90%
Expected rate of salary increases		28.50%
Peru
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	4.30%	6.17%
Expected rate of salary increases	4.00%	4.00%
Turnover rate	5.02%	25.00%
Peru | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		25.00%